GOODWILL (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Goodwill	R$ 41,538.4	R$ 44,342.7	R$ 38,003.6
Transactions with non-controlling interest	(85,242.6)	(85,242.6)
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Goodwill	17,699.9	17,685.4
Country Of Brazil [Member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Goodwill	102,942.5	102,928.0
CAC [Member]
IfrsStatementLineItems [Line Items]
Goodwill	5,778.8	6,784.0
CAC [Member] | Country Of Dominican Republic [Member]
IfrsStatementLineItems [Line Items]
Goodwill	3,866.0	4,631.4
CAC [Member] | Country Of Panama [Member]
IfrsStatementLineItems [Line Items]
Goodwill	1,912.8	2,152.6
Latin America South [Member]
IfrsStatementLineItems [Line Items]
Goodwill	7,280.2	8,329.4
Latin America South [Member] | Country Of Argentina [Member]
IfrsStatementLineItems [Line Items]
Goodwill	3,955.0	4,816.2
Latin America South [Member] | Country Of Bolivia [Member]
IfrsStatementLineItems [Line Items]
Goodwill	1,946.3	2,190.3
Latin America South [Member] | Country Of Chile [Member]
IfrsStatementLineItems [Line Items]
Goodwill	53.0	54.6
Latin America South [Member] | Country Of Paraguay [Member]
IfrsStatementLineItems [Line Items]
Goodwill	1,116.9	1,059.9
Latin America South [Member] | Country Of Uruguay [Member]
IfrsStatementLineItems [Line Items]
Goodwill	209.0	208.4
Country Of Canada [Member]
IfrsStatementLineItems [Line Items]
Goodwill	R$ 10,779.5	R$ 11,543.9